Share-based compensation - Summary of RSUs (Details) - Restricted Stock Units		12 Months Ended
	Jun. 28, 2024 shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments, Beginning balance		8,415,816	8,147,594	1,701,007
Number of warrants, granted		9,333,810	5,479,454	8,024,889
Number of instruments granted in exchange for stock options	4,257,251	4,257,251
Number of instruments, Forfeited		(2,103,022)	(2,470,898)	(1,035,380)
Number of instruments, Vested		(3,500,458)	(2,740,334)	(542,922)
Number of instruments, Ending balance		16,403,397	8,415,816	8,147,594
Grant date fair value, Beginning balance		2.91	4.42	14.67
Grant date fair value, Granted | $		$ 1,050.00	$ 1,750	$ 3,070.00
Grant date fair value, Granted in exchange for stock options | $ / shares		$ 0.97
Grant date fair value, Forfeited | $		$ 1,990	$ 3,220	$ 5,170
Grant date fair value , Vested | $ / shares		$ 1.27	$ 3.15	$ 14.96
Grant date fair value, Ending balance		1.3	2.91	4.42